Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2028
Amount Registered | shares	525,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 525,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 72,502.50
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-298527) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 499,710,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,009.95
Offering Note	Same as Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Senior Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9999
Maximum Aggregate Offering Price	$ 749,925,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,564.64
Offering Note	Same as Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2033
Amount Registered | shares	625,000,000
Proposed Maximum Offering Price per Unit	0.99976
Maximum Aggregate Offering Price	$ 624,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 86,291.79
Offering Note	Same as Footnote 1.